Condensed Statements of Comprehensive Loss (Parentheticals) - ₪ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Basic and diluted loss per share (in Dollars per share)	₪ (1.15)	₪ (1.68)	₪ (3.33)
Weighted average of number of shares used to calculate the basic and diluted loss per share (in Shares)	10,334,303	7,935,366	7,960,239